Cash flow disclosures - Significant non-cash transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flow disclosures
Intangible assets acquisition with an increase in Borrowings/Other liabilities	$ (3)	$ (4,368)	$ (595)
Right-of-use asset initial recognition with an increase in Lease liabilities	(7,878)	(12,273)	0
Income tax paid with tax certificates	(1,227)	0	(1,650)
Borrowings cost capitalization	$ (84)	$ (562)	$ 0